Gains and losses on disposal and main changes in scope of consolidation - Telekom Romania Communication IFRS3 (Details) - Telekom Romania Communications [member] - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2021
Disclosure of detailed information about business combination [line items]
Purchase price related to the acquisition of the 54% share	€ 285		€ 296
Fair value of non controlling interests	245
Acquisition price	530
Net book value acquired	261
Effects of fair value measurement:
Tangible assets	261
Customer relationship	29
Other intangibles	2
Others	(3)
Net deferred tax	(20)
Net asset remeasured at fair value	€ 530
Goodwill		€ (272)